Goodwill and Intangible Assets (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets 1		$ 189,241
Goodwill And Intangible Assets 2		1,894,000
Goodwill And Intangible Assets 3		1,833,000
Goodwill And Intangible Assets 1	225,000
Goodwill And Intangible Assets 2	465,000
Goodwill And Intangible Assets 3	42,000
Goodwill And Intangible Assets 4	$ 22,000